INTANGIBLE ASSETS AND GOODWILL INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 29, 2019
Intangible assets [Abstract]
Disclosure of detailed information about intangible assets
Intangible assets with finite lives are amortized on a straight-line basis over the following estimated useful-lives:

Asset	Useful life
Customer contracts and customer relationships	7 to 20 years
License agreements	3 to 10 years
Computer software	4 to 7 years
Trademarks with a finite life	5 years
Non-compete agreements	2 years
Intangible assets:

2019	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, December 30, 2018	$224,489	$226,172	$69,600	$58,255	$1,790	$580,306
Additions	—	—	3,150	11,074	—	14,224
Disposals	—	—	—	(206)	—	(206)
Balance, December 29, 2019	$224,489	$226,172	$72,750	$69,123	$1,790	$594,324

Accumulated amortization
Balance, December 30, 2018	$89,064	$1,808	$57,606	$36,465	$1,790	$186,733
Amortization	12,780	700	3,809	5,206	—	22,495
Disposals	—	—	—	(18)	—	(18)
Write-downs and impairments	—	—	—	1,250	—	1,250
Balance, December 29, 2019	$101,844	$2,508	$61,415	$42,903	$1,790	$210,460
Carrying amount, December 29, 2019	$122,645	$223,664	$11,335	$26,220	$—	$383,864

2018	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, December 31, 2017	$224,489	$226,172	$59,498	$49,771	$1,880	$561,810
Additions	—	—	10,102	9,363	—	19,465
Disposals	—	—	—	(879)	(90)	(969)
Balance, December 30, 2018	$224,489	$226,172	$69,600	$58,255	$1,790	$580,306

Accumulated amortization
Balance, December 31, 2017	$75,472	$1,108	$49,034	$32,711	$1,880	$160,205
Amortization	13,592	700	8,572	4,475	—	27,339
Disposals	—	—	—	(721)	(90)	(811)
Balance, December 30, 2018	$89,064	$1,808	$57,606	$36,465	$1,790	$186,733
Carrying amount, December 30, 2018	$135,425	$224,364	$11,994	$21,790	$—	$393,573
DEPRECIATION AND AMORTIZATION:

	2019	2018

Depreciation of property, plant and equipment (note 8)	$117,945	$125,797
Depreciation of right-of-use assets (note 9)	13,295	—
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	3,059	4,940
Amortization of intangible assets, excluding software (note 10)	17,289	22,864
Amortization of software (note 10)	5,206	4,475
Depreciation and amortization included in net earnings	$156,794	$158,076

Disclosure of reconciliation of changes in intangible assets and goodwill	Goodwill:

	2019	2018

Balance, beginning of fiscal year	$227,362	$226,571
Goodwill acquired	—	692
Other	503	99
Balance, end of fiscal year	$227,865	$227,362

Disclosure of information for cash-generating units
Goodwill acquired through business acquisitions and trademarks with indefinite useful lives have been allocated to the Company's CGUs as follows:

December 29, 2019

Textile & Sewing:
Goodwill	$206,637
Indefinite life intangible assets	93,400
$300,037

Hosiery:
Goodwill	$21,228
Indefinite life intangible assets	129,272
$150,500